Summary of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Bora Term Loan	Dec. 31, 2011 Bora Term Loan	Dec. 31, 2012 Mistral Term Loan	Dec. 31, 2011 Mistral Term Loan	Dec. 31, 2012 Scirocco Term Loan	Dec. 31, 2011 Scirocco Term Loan	Dec. 31, 2012 Santa Ana Term Loan	Dec. 31, 2011 Santa Ana Term Loan	Dec. 31, 2012 8.25% Senior Unsecured Bonds	Feb. 29, 2012 8.25% Senior Unsecured Bonds	Dec. 31, 2012 7.25% Senior Secured Notes
Debt Instrument [Line Items]
Current portion of long-term debt	$ 218,750	$ 218,750	$ 50,000	$ 50,000	$ 62,500	$ 62,500	$ 43,750	$ 43,750	$ 62,500	$ 62,500
Long-term debt, non current	2,034,958	1,456,250	300,000	350,000	325,000	387,500	287,500	331,250	325,000	387,500	300,000	300,000	497,458
Total debt	$ 2,253,708	$ 1,675,000